Summary of Significant Accounting Policies - Summary of Results of Operations (Details) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Sales revenue		€ 31,265	€ 21,107	€ 12,025
Cost of sales		(4,875)	(4,451)	(1,715)
Gross profit on sales		26,390	16,656	10,310
Research and development costs		(4,636)	(4,427)	(4,225)
Sales costs		28,856	17,744	16,922
Loss on operations		(23,377)	(18,478)	(13,934)
Interest expenses		1,000	0
Interest income		127	24	38
Other expenses		(799)	(332)	(1,333)
Other income		7,171	1,301	260
Loss before income tax		(4,777)	(19,269)	(16,102)
Income tax		(2,581)	10,391
Loss after income tax		€ (7,358)	€ (8,878)	€ (16,102)
Cutanea Life Sciences, Inc [Member]
Statement Line Items [Line Items]
Sales revenue	€ 822
Cost of sales	(1,148)
Gross profit on sales	(326)
Research and development costs	(103)
General administrative costs	(2,334)
Sales costs	(5,906)
Loss on operations	(8,669)
Interest expenses	(16)
Interest income	85
Other expenses	(1,996)
Other income due to reimbursement by Maruho	6,215
Other income	108
Loss before income tax	(4,273)
Income tax	65
Loss after income tax	€ (4,208)